Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(1)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return	Net Loss
2025	$1,416	(116)	394	20	108	(17,035)
2024	$1,108	2,354	489	785	262	(11,767)

Named Executive Officers, Footnote [Text Block]

(1)	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules, which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	Yehu Ofer	Einav Brenner and Jacob Avinu
2024	Yehu Ofer	Einav Brenner, Tanya Yosef and Jacob Avinu

PEO Total Compensation Amount		$ 1,416,000	$ 1,108,000
Compensation actually paid	[1]	$ (116,000)	2,354,000
Adjustment To PEO Compensation, Footnote [Text Block]

The amounts reported in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns do not reflect the actual compensation paid to or realized by our PEO or our non-PEO NEOs during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards and these values will fluctuate based on our stock price and various accounting valuation assumptions. See the Summary Compensation Table for certain other compensation of our PEO and our non-PEO NEOs for each applicable fiscal year.

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows (in USD thousands):

	PEO		Average Non-PEO NEOs
Adjustments	2025	2024	2025	2024(1)

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(766)	(584)	-	(233)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	301	839	-	337

Increase (decrease) for Awards Granted during Prior Fiscal Years that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End (2)	(525)	634	(197)	130

Increase (decrease) for Awards Granted during Prior Fiscal Years that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date (2)	(542)	357	(177)	62

TOTAL ADJUSTMENTS	$(1,532)	1,246	(374)	296

(1)	Each NEO was included individually in the calculation of average compensation amounts actually paid to our remaining NEOs for the applicable fiscal year, as determined under SEC rules. In case of partial year service, the compensation was annualized to reflect better comparability.

(2)	Average non-PEO NEOs was calculated only for the NEOs with relevant grants in previous periods to reflect better comparability of averaged amount.

Non-PEO NEO Average Total Compensation Amount		$ 394,000	489,000
Compensation actually paid	[1]	$ 20,000	785,000
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Company TSR

Compensation actually paid to our PEO decreased from $2,354,000 in fiscal 2024 to $(116,000) in fiscal 2025, and average compensation actually paid to our non-PEO NEOs decreased from $785,000 in fiscal 2024 to $20,000 in fiscal 2025. The value of an investment of $100 in our common stock on the last trading day of 2023 increased from $100 to $262 during the year ended December 31, 2024 and decreased to $108 during the year ended December 31, 2025.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Loss

Compensation actually paid to our PEO decreased from $2,354,000 in fiscal 2024 to $(116,000) in fiscal 2025, and average compensation actually paid to our non-PEO NEOs decreased from $785,000 in fiscal 2024 to $20,000 in fiscal 2025. Over the same period, our net loss increased by $5,268,000 during the year ended December 31, 2025 (from a net loss in fiscal 2024 of $11,767,000).

Total shareholders return		$ 108	262
Net loss		$ 17,035,000	$ 11,767,000
PEO Name		Yehu Ofer	Yehu Ofer
PEO [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS		$ (1,532,000)	$ 1,246,000
PEO [Member] | Deduction For Amounts Reported Under The Stock Awards and Option Awards Columns in The Summary Compensation Table For Applicable Fy [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS		(766,000)	(584,000)
PEO [Member] | Increase Based On Asc 718 Fair Value Of Awards Granted During Applicable Fy That Remain UnvestedAs Of Applicable Fy End Determined As Of Applicable Fy End [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS		301,000	839,000
PEO [Member] | Increasefor Awards Granted During Prior Fiscal Years That Were Outstanding And Unvested As Of Applicable O Fy End Determined Based On Change In Asc 718 Fair Value From Prior Fy End To Applicable Fy End [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS	[2]	(525,000)	634,000
PEO [Member] | Increase for Awards Granted during Prior Fiscal Years that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS	[2]	(542,000)	357,000
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS		(374,000)	296,000	[3]
Non-PEO NEO [Member] | Deduction For Amounts Reported Under The Stock Awards and Option Awards Columns in The Summary Compensation Table For Applicable Fy [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS			(233,000)	[3]
Non-PEO NEO [Member] | Increase Based On Asc 718 Fair Value Of Awards Granted During Applicable Fy That Remain UnvestedAs Of Applicable Fy End Determined As Of Applicable Fy End [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS			337,000	[3]
Non-PEO NEO [Member] | Increasefor Awards Granted During Prior Fiscal Years That Were Outstanding And Unvested As Of Applicable O Fy End Determined Based On Change In Asc 718 Fair Value From Prior Fy End To Applicable Fy End [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS	[2]	(197,000)	130,000	[3]
Non-PEO NEO [Member] | Increase for Awards Granted during Prior Fiscal Years that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS	[2]	$ (177,000)	$ 62,000	[3]

[1]	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules, which includes the individuals indicated in the table below for each fiscal year:
[2]	Average non-PEO NEOs was calculated only for the NEOs with relevant grants in previous periods to reflect better comparability of averaged amount.
[3]	Each NEO was included individually in the calculation of average compensation amounts actually paid to our remaining NEOs for the applicable fiscal year, as determined under SEC rules. In case of partial year service, the compensation was annualized to reflect better comparability.